                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

                 Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT                                        [MORGAN STANLEY LOGO]



Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

FUND REPORT

For the six months ended June 30, 2008

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2008


                                                                 LIPPER
                                                   LEHMAN    CALIFORNIA
                                                 BROTHERS     MUNICIPAL
                                               CALIFORNIA          DEBT
                                                   EXEMPT         FUNDS
CLASS A    CLASS B    CLASS C    CLASS I(+)      INDEX(1)      INDEX(2)
 -0.88%     -0.89%     -1.10%        -0.75%        -0.19%        -1.00%




+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The fixed income market was tremendously volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. As a result, investors shunned risky assets in favor of the relatively safe haven of high-quality government securities, fueling the performance of U.S. Treasuries while driving spreads in other sectors considerably wider.

The Federal Reserve (the "Fed") stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rates by 225 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase's purchase of troubled Bear
Stearns -- once the country's fifth largest investment bank -- in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in spread sector performance that lasted through mid-June. Citing the need to maintain a balance between supporting the economy while limiting inflationary pressures, the Fed held the target federal funds rate steady at 2.0 percent in June, where it had stood since the last rate cut in April. In the final weeks of the quarter, the market retreated again as investors paused to consider new credit concerns in the market as well as the possibility that the Fed might begin to raise rates in order to fight inflation. As a result, for the overall period Treasuries outperformed all other sectors of the fixed income market.

After a difficult first quarter, the municipal bond market regained ground versus Treasuries in April and May as investors recognized the relative "cheapness" of municipals versus taxable products. However, some of that outperformance was given back late in the quarter. Overall, investment-grade municipal bonds outperformed high-yield municipals. Investment-grade municipals also outperformed their taxable counterparts. As of period end, municipal yields remained higher than at the start of the year, except on the front end of the yield curve. The California municipal market underperformed the broad municipal market for the period. The state continues to struggle with a growing budget deficit and deteriorating housing market. California remained one of the largest issuers of municipal bonds in the country, with the majority of new issuance occurring in the development and energy sectors.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley California Tax-Free Income Fund underperformed the Lehman Brothers California Exempt Index, while Class A, B and I shares outperformed and Class C shares underperformed the Lipper California Municipal Debt Funds Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

Over the course of the period, we added to the Fund's holdings in zero-coupon municipal bonds as they have become cheaper relative to their coupon-bearing counterparts. Unfortunately, zero-coupon issues underperformed during the period and holdings here held back performance. Overweight exposures to the hospital/life care and tobacco sectors also hindered performance as spreads in both sectors widened, causing their performance to wane.

Other positions, however, were additive to performance. An overweight to the public utility sector, particularly water and sewer bonds, enhanced returns as the flight to quality that took place during the early part of the period helped boost the performance of the more solid infrastructure sectors such as these. Given the outperformance of the higher-rated segment of the municipal market, the Fund's overall emphasis on higher-quality securities was also additive.

The Fund's yield-curve positioning was beneficial as well. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE SECTORS AS OF 06/30/08
Appropriation                       16.2%
Water/Sewer                         15.9
Education                            9.8
General obligation                   9.7
Hospital                             9.6




LONG-TERM CREDIT ANALYSIS AS OF 06/30/08
Aaa/AAA                             39.8%
Aa/AA                               24.6
A/A                                 18.9
Baa/BBB                             14.5
Ba/BB or Less                        2.2



Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit analysis are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.


INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, CALIFORNIA MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC.

INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.


HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2008



                             CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+       CLASS I SHARES++
                            (since 07/28/97)     (since 07/11/84)      (since 07/28/97)      (since 07/28/97)
SYMBOL                                CLFAX                CLFBX                 CLFCX                 CLFDX
1 YEAR                                 0.98% (3)            0.94% (3)             0.50% (3)             1.16% (3)
                                      (3.31) (4)           (3.89) (4)            (0.47) (4)               --

5 YEARS                                2.89  (3)            2.99  (3)             2.37  (3)             3.12  (3)
                                       2.00  (4)            2.67  (4)             2.37  (4)               --

10 YEARS                               4.03  (3)            4.03  (3)             3.52  (3)             4.29  (3)
                                       3.58  (4)            4.03  (4)             3.52  (4)               --

SINCE INCEPTION                        4.16  (3)            6.51  (3)             3.66  (3)             4.41  (3)
                                       3.75  (4)            6.51  (4)             3.66  (4)               --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.
*   The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.
+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
++  Class I (formerly Class D) has no sales charge.
(1) The Lehman Brothers California Exempt Index tracks the performance of California issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Lipper California Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper California Municipal Debt Funds classification as of the date of this report.
(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 - 06/30/08.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING          ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD@
                                                  -------------    -------------    --------------
                                                                                      01/01/08 -
                                                     01/01/08         06/30/08         06/30/08
                                                  -------------    -------------    --------------
CLASS A
Actual (-0.88% return)........................      $1,000.00        $  991.20           $4.26
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,020.59           $4.32
CLASS B
Actual (-0.89% return)........................      $1,000.00        $  991.10           $4.11
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,020.74           $4.17
CLASS C
Actual (-1.10% return)........................      $1,000.00        $  989.00           $6.73
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,018.10           $6.82
CLASS I@@
Actual (-0.75% return)........................      $1,000.00        $  992.50           $3.02
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00        $1,021.83           $3.07



---------
@ Expenses are equal to the Fund's annualized expense ratios of 0.86%, 0.83%, 1.36% and 0.61% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.90%, 0.87%, 1.40% and 0.65% for Class A, Class B, Class C and Class I shares, respectively. Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

INVESTMENT ADVISORY AGREEMENT APPROVAL



NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board noted that the management fee was lower and total expense ratio was higher but close to the expense peer group average. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                 COUPON   MATURITY
THOUSANDS                                                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------
           Tax-Exempt Municipal Bonds  (98.0%)

           California (94.4%)
 $   750   Alameda County Joint Powers Authority, 2008
             Ser A (FSA Insd).........................   5.00%     12/01/25   $    779,677
   1,325   Alameda County Joint Powers Authority, 2008
             Ser A (FSA Insd).........................   5.00      12/01/26      1,372,276
   1,590   Alvord Unified School District, 2007
             Election, Ser 2008 A (FSA Insd)..........   5.00      08/01/28      1,643,392
   4,000   Anaheim Public Financing Authority, 1997
             Ser C (FSA Insd).........................   6.00      09/01/16      4,542,160
   8,000   Antelope Valley Healthcare District, Refg
             Ser 1997 A (FSA Insd)....................   5.20      01/01/20      8,171,520
   5,000   California County Tobacco Securitization
             Agency, Los Angeles County Securitization
             Corp Ser 2006............................   0.00(a)   06/01/28      3,600,600
  19,730   California Department of Water Resources,
             Center Valley Ser Y (FGIC Insd)..........   5.00      12/01/25     20,142,752
   2,000   California Educational Facilities
             Authority, California College of Arts Ser
             2005.....................................   5.00      06/01/35      1,738,040
   3,000   California Educational Facilities
             Authority, Mills College Ser 2005 A......   5.00      09/01/29      2,972,730
   2,000   California Educational Facilities
             Authority, Pitzer College Ser 2005 A.....   5.00      04/01/35      1,936,780
   2,000   California Educational Facilities
             Authority, University of Redlands Ser
             2005 A...................................   5.00      10/01/35      1,925,000
   5,000   California Educational Facilities
             Authority, University of San Diego Ser
             1998 (AMBAC Insd)........................   5.00      10/01/22      5,045,200
   4,000   California Health Facilities Financing
             Authority, Cedars-Sinai Medical Center
             Ser 2005.................................   5.00      11/15/27      3,950,880
   5,000   California Health Facilities Financing
             Authority, Cedars-Sinai Medical Center
             Ser 2005.................................   5.00      11/15/34      4,750,450
   2,000   California Health Facilities Financing
             Authority, Kaiser Permanente Ser 2006 A..   5.25      04/01/39      1,928,920
   2,000   California Infrastructure & Economic
             Development Bank, California Science
             Center Foundation Phase II Ser 2006 B
             (FGIC Insd)..............................   5.00      05/01/31      1,931,200
   5,000   California Infrastructure & Economic
             Development Bank, Kaiser Hospital Ser
             2001 A...................................   5.55      08/01/31      5,054,600
   1,000   California Municipal Finance Authority,
             American Heritage Education Foundation
             Ser 2006 A...............................   5.25      06/01/26        918,800
   5,000   California Pollution Control Finance
             Authority, San Diego Gas & Electric Co
             1996 Ser A...............................   5.90      06/01/14      5,247,450
   2,000   California Public Works Board, Butterfield
             State Office 2005 Ser A..................   5.25      06/01/30      2,019,540
  10,000   California Public Works Board, Department
             of Corrections Refg 1993 Ser A (AMBAC
             Insd)....................................   5.00      12/01/19     10,285,600
     495   California State, Ser 1993 (FSA Insd)......   5.50      04/01/19        498,208
   5,000   California Statewide Communities
             Development Authority, Adventist
             Healthwest 2005 Ser A....................   5.00      03/01/30      4,795,300
   1,260   California Statewide Communities
             Development Authority, Cedars-Sinai
             Medical Center Ser 1992 (COPs)...........   6.50      08/01/12      1,338,460


                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                 COUPON   MATURITY
THOUSANDS                                                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------
 $ 3,000   California Statewide Communities
             Development Authority, Daughters of
             Charity Health Ser 2005 A................   5.25   %  07/01/30   $  2,814,060
   2,650   California, Ser 1996 (AMBAC Insd)..........   5.25      06/01/21      2,656,625
   5,000   California, Various Purpose Dtd 04/01/02...   6.00      04/01/19      5,647,050
   2,000   California, Veterans Ser AT................   9.50      02/01/10      2,202,460
  14,000   Duarte, City of Hope National Medical
             Center Ser 1999 A (COPs).................   5.25      04/01/19     14,077,140
   8,000   Eastern Municipal Water District, Water &
             Sewer Refg Ser 1998 A (COPs) (FGIC
             Insd)....................................   4.75      07/01/23      8,004,560
   9,445   Fontana Unified School District, Election
             of 2006, Ser B (FSA Insd)................   0.00      02/01/33      2,530,127
   1,500   Fontana Public Financing Authority, Ser
             2003 A (AMBAC Insd)......................   5.375     09/01/25      1,550,160
  14,000   Foothill/Eastern Transportation Corridor
             Agency, Toll Road Ser 1999...............   0.00(a)   01/15/23     13,130,460
   5,000   Foothill/Eastern Transportation Corridor
             Agency, Toll Road Ser 1999 (MBIA Insd)...   5.125     01/15/19      5,047,050
  10,000   Golden State Tobacco Securitization
             Corporation, Asset Backed Ser 2007 A-1...   5.75      06/01/47      8,510,300
   3,000   Golden State Tobacco Securitization
             Corporation, Enhanced Asset Backed Ser
             2005 A...................................   5.00      06/01/45      2,759,520
   4,000   Golden State Tobacco Securitization
             Corporation, Enhanced Asset Backed Ser
             2007 A-1.................................   5.125     06/01/47      3,057,080
   6,750   Grossmont Union High School District,
             Election of 2004, Ser 2006 (MBIA Insd)...   0.00      08/01/24      2,960,415
   3,000   Huntington Beach Union High School
             District, Ser 2004 (FSA Insd)............   5.00      08/01/27      3,058,170
   2,000   Independent Cities Lease Financing
             Authority, San Juan Mobile Estates Ser
             2006 A...................................   5.125     05/15/41      1,748,680
     780   Indio Redevelopment Agency, Tax Allocation
             Ser 2008 A...............................   5.25      08/15/27        771,599
     470   Indio Redevelopment Agency, Tax Allocation
             Ser 2008 A...............................   5.25      08/15/28        461,380
   2,100   Kern County Water Agency Improvement
             District No. 4, Ser 2008 A (COPs) (AGC
             Insd)....................................   5.00      05/01/28      2,144,058
   5,000   Loma Linda, Loma Linda University Medical
             Center Ser 2005 A........................   5.00      12/01/20      4,927,100
  20,000   Long Beach Financing Authority, Ser 1992
             (AMBAC Insd).............................   6.00      11/01/17     22,054,800
  20,000   Los Angeles Department of Water & Power,
             Ser 2001-A (FSA Insd)....................   5.25      07/01/22     20,815,600
   5,000   Los Angeles Department of Water & Power,
             Ser 2001 A...............................   5.125     07/01/41      5,032,450
   3,000   Los Angeles Municipal Improvement
             Corporation, Police Headquarters Ser
             2006 - A (FGIC Insd).....................   4.75      01/01/31      2,810,820
  20,000   Los Angeles Wastewater, Refg Ser 2003 B
             (FSA Insd) (c)...........................   5.00      06/01/22     20,592,600
   5,000   Los Angeles, Ser 2004 (MBIA Insd)..........   5.00      09/01/24      5,146,650
   7,500   Madera County, Valley Children's Hospital
             Ser 1995 (COPs) (MBIA Insd)..............   6.50      03/15/15      8,311,575
     850   Oakland Joint Powers Financing Authority,
             Oakland Administration Buildings Refg
             2008 Ser B (AGC Insd)....................   5.00      08/01/25        870,264
   1,215   Oakland Joint Powers Financing Authority,
             Oakland Administration Buildings Refg
             2008 Ser B (AGC Insd)....................   5.00      08/01/26      1,239,069


                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                 COUPON   MATURITY
THOUSANDS                                                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------
 $ 2,155   Placer County Water Agency, Refg Ser 2008
             (COPs) (FSA Insd)........................   4.75   %  07/01/29   $  2,124,011
   2,530   Poway Uniform School District Public
             Financing Authority, Ser 2007 (AMBAC
             Insd)....................................   4.625     09/15/42      2,318,340
   3,100   Redding Electric System, 2008 Ser A (COPs)
             (FSA Insd)...............................   5.00      06/01/27      3,180,352
   2,515   Roseville Joint Union High School District,
             Election of 2004, Ser 2007 C (FSA Insd)..   0.00      08/01/24      1,118,697
   1,970   Roseville Joint Union High School District,
             Election of 2004, Ser 2007 C (FSA Insd)..   0.00      08/01/25        828,267
   1,350   Roseville Joint Union High School District,
             Election of 2004, Ser 2007 C (FSA Insd)..   0.00      08/01/26        534,600
   2,000   San Diego County, Burnham Institute for
             Medical Research Ser 2006 (COPs).........   5.00      09/01/34      1,760,160
   2,080   San Diego County Water Authority, Ser 2008
             A (COPs) (FSA Insd)......................   5.00      05/01/28      2,143,440
   5,000   San Francisco Airports Commission, San
             Francisco Int'l Airport Second Ser Refg
             Issue 27 B (FGIC Insd)...................   5.125     05/01/26      5,043,600
   9,500   San Francisco Bay Area Rapid Transit
             District, Sales Tax Ser 1998 (AMBAC
             Insd)....................................   4.75      07/01/23      9,557,665
   4,000   San Francisco City & County, City Buildings
             Ser 2007 A (COPs) (FGIC Insd)............   4.50      09/01/37      3,554,320
   5,000   San Francisco City & County, Laguna Honda
             Hospital (FSA Insd) (d)..................   5.00      06/15/30      5,127,440
   4,000   San Francisco Public Utilities Commission,
             Water 2002 Ser A (MBIA Insd).............   5.00      11/01/20      4,080,120
   6,000   San Joaquin Hills Transportation Corridor
             Agency, Toll Road Refg Ser 1997 A (MBIA
             Insd)....................................   0.00      01/15/15      4,432,680
  10,000   San Joaquin Hills Transportation Corridor
             Agency, Toll Road Senior Lien Ser 1993...   5.00      01/01/33      8,537,100
  10,000   San Jose Airport, Ser 2001 A (FGIC Insd)...   5.00      03/01/25     10,068,800
   1,385   Santa Monica Community College District,
             2002 Election 2007 Ser A (FGIC Insd).....   0.00      08/01/22        668,276
   1,385   Santa Monica Community College District,
             2002 Election 2007 Ser A (FGIC Insd).....   0.00      08/01/23        629,482
   1,385   Santa Monica Community College District,
             2002 Election 2007 Ser A (FGIC Insd).....   0.00      08/01/24        593,403
   1,380   Santa Monica Community College District,
             2002 Election 2007 Ser A (FGIC Insd).....   0.00      08/01/25        556,361
   1,745   School Facilities Financing Authority,
             Grant Joint Union High School District
             Ser 2008 A (FSA Insd)....................   0.00      08/01/30        548,419
   2,040   School Facilities Financing Authority,
             Grant Joint Union High School District
             Ser 2008 A (FSA Insd)....................   0.00      08/01/31        607,022
   6,395   School Facilities Financing Authority,
             Grant Joint Union High School District
             Ser 2008 A (FSA Insd)....................   0.00      08/01/32      1,801,344
   4,770   School Facilities Financing Authority,
             Grant Joint Union High School District
             Ser 2008 A (FSA Insd)....................   0.00      08/01/33      1,268,534


                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                 COUPON   MATURITY
THOUSANDS                                                  RATE      DATE         VALUE
------------------------------------------------------------------------------------------
 $ 3,500   Southern California Public Power Authority,
             Mead-Adelanto 1994 Ser A (AMBAC Insd)....   6.42(e)%  07/01/15   $  4,098,675
   2,500   Southern California Public Power Authority,
             Mead-Phoenix 1994 Ser A (AMBAC Insd).....   6.27(e)   07/01/15      2,927,625
   2,750   Southern California Public Power Authority,
             Transmission Refg Ser 2002 A (FSA Insd)..   5.25      07/01/18      2,884,805
   5,000   Tobacco Securitization Authority of
             Northern California, Sacramento County
             Tobacco Securitization Corporation Ser
             2005 A-1.................................   5.50      06/01/45      4,084,950
   4,000   Tobacco Securitization Authority of
             Northern California, Sacramento County
             Tobacco Securitization Corporation Ser
             2006 A-1.................................   5.00      06/01/37      3,148,440
   2,050   Tustin Unified School District, School
             Facilities Improvement District No 2002-
             1, 2002 Election Ser 2008 C (FSA Insd)...   5.00      06/01/28      2,112,997
  10,000   University of California, Ser 2007 J (FSA
             Insd)....................................   4.50      05/15/31      9,479,300
  10,000   University of California, Ser 2007 J (FSA
             Insd)....................................   4.50      05/15/35      9,334,700
   5,000   West Basin Municipal Water District, Refg
             Ser 2003 A (COPs) (MBIA Insd)............   5.00      08/01/30      4,993,150
   4,685   Yosemite Community College District,
             Election of 2004 Ser 2008 C (FSA Insd)...   0.00      08/01/24      2,083,935
                                                                              ------------
                                                                               387,752,367
                                                                              ------------
           Puerto Rico (3.6%)
   1,635   Puerto Rico Commonwealth, Ser 1998.........   4.75      07/01/08(b)   1,651,481
   6,365   Puerto Rico Commonwealth, Ser 1998.........   4.75      07/01/23      5,986,983
   3,680   Puerto Rico Public Buildings Authority,
             2002 Ser D (AMBAC Insd)..................   0.00(a)   07/01/17(b)   3,289,662
   1,320   Puerto Rico Public Buildings Authority,
             2002 Ser D (AMBAC Insd)..................   0.00(a)   07/01/31      1,105,883
   3,000   Puerto Rico, Public Improvement Ser 1999
             (Secondary MBIA Insd)....................   4.875     07/01/08(b)   3,030,270
                                                                              ------------
                                                                                15,064,279
                                                                              ------------
           Total Tax-Exempt Municipal Bonds (Cost $400,415,491)............    402,816,646
                                                                              ------------

           Short-Term California Tax-Exempt Municipal
           Obligations (1.8%)
     780   California Housing Finance Agency
             Multifamily Housing, Ser 2000 D (Demand
             07/01/08)................................   2.85(f)   02/01/31        780,000
   1,700   California Infrastructure & Economic
             Development Bank, The J. Paul Getty Trust
             Ser 2004 B (Demand 07/01/08).............   1.45(f)   10/01/23      1,700,000
   4,000   Metropolitan Water District of Southern
             California, Ser 2000 B-3 (Demand
             07/01/08)................................   2.16(f)   07/01/35      4,000,000
   1,000   Tustin Improvement Bond Act of 1915,
             Reassessment District No. 95-2 Ser 1996 A
             (Demand 07/01/08)........................   1.60(f)   09/02/13      1,000,000
                                                                              ------------

           Total Short-Term California Tax-Exempt Municipal Obligations
           (Cost $7,480,000)...............................................      7,480,000
                                                                              ------------
           Total Investments (Cost $407,895,491)...........................    410,296,646
                                                                              ------------




                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                         VALUE
------------------------------------------------------------------------------------------

           Floating Rate Note and Dealer Trust
           Obligation Related to Security Held (-0.7%)
 $(3,000)  Note with interest rate of 1.53% at June
             30, 2008 and contractual maturity of
             collateral at 06/15/30 (See Note 1D) (g)
             (Cost $(3,000,000))......................                        $ (3,000,000)
                                                                              ------------
           Total Net Investments (Cost $404,895,491) (h) (i)....      99.1%    407,296,646
           Other Assets In Excess of Liabilities................       0.9       3,571,983
                                                                   --------   ------------

           Net Assets...........................................     100.0%   $410,868,629
                                                                   ========   ============




----------


 COPs  Certificates of Participation.


 (a) Security is a "step-up" bond where the coupon increases on a predetermined future date.

 (b)   Prerefunded to call date shown.

 (c) A portion of this security has been physically segregated in connection with open futures and swap contracts in the amount of $382,786.

 (d) Underlying security related to inverse floaters entered into by the Fund (See Note 1D).

 (e) Current coupon rate for an inverse floating rate municipal obligation (See Note 6). This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $7,026,300 which represents 1.7% of net assets.

 (f)   Current coupon of variable rate demand obligation.

 (g) Floating rate note and dealer trust obligation related to security held. The interest shown reflects the rate in effect at June 30, 2008.

 (h) Securities have been designated as collateral in the amount equal to $81,059,158 in connection with open futures and swap contracts.

 (i) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,588,409 and the aggregate gross unrealized depreciation is $8,943,010 resulting in net unrealized appreciation of $2,645,399.

Bond Insurance:
---------------
 AGC   Assured Guaranty Corporation.
AMBAC  AMBAC Assurance Corporation.
 FGIC  Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
 MBIA  Municipal Bond Investors Assurance Corporation.




                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT JUNE 30, 2008:


                                                                                     UNREALIZED
NUMBER OF                        DESCRIPTION, DELIVERY          UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT              MONTH AND YEAR             AMOUNT AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------
      416       Long               Swap Future 5 Year
                                     September 2008               $ 44,642,000        $ (72,669)
      213       Long              Swap Future 10 Year
                                     September 2008                 23,420,017          124,984
        1       Long        U.S. Treasury Note Future 2 Year
                                     September 2008                    211,203            1,279
      149       Short      U.S. Treasury Note Future 10 Year
                                     September 2008                (16,974,360)         (69,336)
      204       Short      U.S. Treasury Bond Future 20 Year
                                     September 2008                (23,581,125)        (355,957)
      280       Short       U.S. Treasury Note Future 5 Year
                                     September 2008                (30,955,313)         (10,823)
                                                                                      ---------
                           Net Unrealized Depreciation.........................       $(382,522)
                                                                                      =========




INTEREST RATE SWAP CONTRACTS OPEN AT JUNE 30, 2008:


                        NOTIONAL                                                                            UNREALIZED
                         AMOUNT            PAYMENTS                RECEIVED             TERMINATION        APPRECIATION
    COUNTERPARTY         (000'S)         MADE BY FUND               BY FUND                 DATE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank     $28,810    Floating Rate 0.00% #    Fixed Rate 5.385%       February 14, 2018       $ 215,787
Bank of America N.A.       7,198    Floating Rate 0.00  #    Fixed Rate 5.580        February 28, 2018         103,291
Bank of America N.A.       8,240    Floating Rate 0.00  #    Fixed Rate 5.070          April 14, 2018          (35,597)
Bank of America N.A.       7,540    Floating Rate 0.00  #    Fixed Rate 4.982          April 15, 2018          (56,022)
Merrill Lynch & Co.       10,060    Floating Rate 0.00  #    Fixed Rate 5.000          April 15, 2018          (68,509)
 JPMorgan Chase Bank      36,680    Fixed Rate 5.831         Floating Rate 0.00 #    February 14, 2023        (473,906)
Bank of America N.A.       9,073    Fixed Rate 5.990         Floating Rate 0.00 #    February 28, 2023        (156,509)
Bank of America N.A.      10,550    Fixed Rate 5.470         Floating Rate 0.00 #      April 14, 2023          (29,645)
Bank of America N.A.       9,170    Fixed Rate 5.380         Floating Rate 0.00 #      April 15, 2023           (3,118)
Merrill Lynch & Co.       12,880    Fixed Rate 5.395         Floating Rate 0.00 #      April 15, 2023           (9,660)
                                                                                                             ---------
                        Net Unrealized Depreciation...................................................       $(513,888)
                                                                                                             =========




----------



 #   Floating rate represents USD-3 months LIBOR.




                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $407,895,491).........  $410,296,646
Cash............................................................        76,070
Unrealized appreciation on open swap contracts..................       319,078
Receivable for:
  Interest.....................................................      4,911,988
  Shares of beneficial interest sold...........................        440,122
  Variation margin.............................................        103,671
Receivable from Distributor.....................................       315,979
Prepaid expenses and other assets...............................        32,720
                                                                  ------------
  Total Assets.................................................    416,496,274
                                                                  ------------
Liabilities:
Floating rate note and dealer trust obligation..................     3,000,000
Unrealized depreciation on open swap contracts..................       832,966
Payable for:
  Shares of beneficial interest redeemed.......................      1,054,150
  Distribution fee.............................................        224,330
  Dividends to shareholders....................................        195,222
  Investment advisory fee......................................        155,090
  Administration fee...........................................         28,211
  Transfer agent fee...........................................          7,891
Accrued expenses and other payables.............................       129,785
                                                                  ------------
  Total Liabilities............................................      5,627,645
                                                                  ------------
  Net Assets...................................................   $410,868,629
                                                                  ============
Composition of Net Assets:
Paid-in-capital.................................................  $405,615,640
Net unrealized appreciation.....................................     1,504,745
Accumulated undistributed net investment income.................       384,849
Accumulated undistributed net realized gain.....................     3,363,395
                                                                  ------------
  Net Assets...................................................   $410,868,629
                                                                  ============
Class A Shares:
Net Assets......................................................  $ 25,639,018
Shares Outstanding (unlimited authorized, $.01 par value).......     2,234,096
  Net Asset Value Per Share....................................         $11.48
                                                                        ======
  Maximum Offering Price Per Share,
  (net asset value plus 4.44% of net asset value)..............         $11.99
                                                                        ======
Class B Shares:
Net Assets......................................................  $318,709,111
Shares Outstanding (unlimited authorized, $.01 par value).......    27,589,518
  Net Asset Value Per Share....................................         $11.55
                                                                        ======
Class C Shares:
Net Assets......................................................  $ 20,726,862
Shares Outstanding (unlimited authorized, $.01 par value).......     1,795,087
  Net Asset Value Per Share....................................         $11.55
                                                                        ======
Class I Shares: @@
Net Assets......................................................  $ 45,793,638
Shares Outstanding (unlimited authorized, $.01 par value).......     3,978,052
  Net Asset Value Per Share....................................         $11.51
                                                                        ======



---------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2008 (unaudited)


Net Investment Income:
Interest Income.................................................  $ 10,727,562
                                                                  ------------
Expenses
Investment advisory fee.........................................     1,002,786
Distribution fee (Class A shares)...............................        31,262
Distribution fee (Class B shares)...............................       363,936
Distribution fee (Class C shares)...............................        84,195
Administration fee..............................................       170,687
Transfer agent fees and expenses................................        71,977
Shareholder reports and notices.................................        38,199
Professional fees...............................................        34,804
Custodian fees..................................................        21,123
Registration fees...............................................         6,598
Trustees' fees and expenses.....................................         6,586
Interest and residual trust expenses............................            98
Other...........................................................        26,134
                                                                  ------------
  Total Expenses...............................................      1,858,385
Less: amounts waived/reimbursed.................................       (78,131)
Less: expense offset............................................       (20,611)
                                                                  ------------
  Net Expenses.................................................      1,759,643
                                                                  ------------
  Net Investment Income........................................      8,967,919
                                                                  ------------
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments.....................................................     4,103,265
Futures contracts...............................................      (858,470)
Swap contracts..................................................      (142,589)
                                                                  ------------
  Net Realized Gain............................................      3,102,206
                                                                  ------------
Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................   (14,963,652)
Futures contracts...............................................      (117,614)
Swap contracts..................................................      (513,888)
                                                                  ------------
  Net Change in Unrealized Appreciation/Depreciation...........    (15,595,154)
                                                                  ------------
  Net Loss.....................................................    (12,492,948)
                                                                  ------------
Net Decrease....................................................  $ (3,525,029)
                                                                  ============





                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                      FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                     JUNE 30, 2008   DECEMBER 31, 2007
                                                     -------------   -----------------
                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................   $  8,967,919      $ 19,586,718
Net realized gain..................................      3,102,206           959,407
Net change in unrealized
  appreciation/depreciation........................    (15,595,154)      (13,209,931)
                                                      ------------      ------------
  Net Increase (Decrease).........................      (3,525,029)        7,336,194
                                                      ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares..................................        (520,197)       (4,607,758)
  Class B shares..................................      (7,100,050)      (11,856,006)
  Class C shares..................................        (411,368)         (834,721)
  Class I shares@@................................      (1,043,325)       (2,230,782)
Net realized gain
  Class A shares..................................         (20,879)          (62,447)
  Class B shares..................................        (263,071)         (847,603)
  Class C shares..................................         (17,155)          (53,295)
  Class I shares@@................................         (37,773)         (118,103)
                                                      ------------      ------------
  Total Dividends and Distributions...............      (9,413,818)      (20,610,715)
                                                      ------------      ------------
Net decrease from transactions in shares of
  beneficial interest..............................    (17,267,398)      (54,500,585)
                                                      ------------      ------------
  Net Decrease....................................     (30,206,245)      (67,775,106)
Net Assets:
Beginning of period................................    441,074,874       508,849,980
                                                      ------------      ------------
End of Period
(Including accumulated undistributed net investment
  income of $384,849 and $491,870, respectively)...   $410,868,629      $441,074,874
                                                      ============      ============




----------
@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.


                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are mark-to-market daily based upon quotations from market makers; and

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued


(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Floating Rate Note and Dealer Trust Obligation Related to Security
Held -- The Fund enters into transactions in which it transfers to a Dealer Trust ("Dealer Trust"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trust's assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trust funds the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trust which commit the Fund to pay the Dealer Trust, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trust and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trust to the Fund, thereby collapsing the Dealer Trust. The Fund accounts for the transfer of bonds to the Dealer Trust as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating rate note and dealer trust obligation" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trust under the caption "Interest and residual trust expenses" on the Statement of Operations. The note issued by the Dealer Trust has an interest rate that resets weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At June 30, 2008, Fund investments with a value of $5,127,440 are held by the Dealer Trust and serve as collateral for the $3,000,000 in floating rate

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued


note obligations outstanding at that date. Contractual maturity of the floating rate note obligation and interest rate in effect at June 30, 2008 are presented in the Portfolio of Investments.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $500 million; 0.445% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.42% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.37% to the portion of the daily net assets in excess of $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. Such voluntary waivers may be terminated at any time without notice.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 0.75 of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C shares.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2008.

At June 30, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2008.

The Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future. For the six months ended June 30, 2008, the Distribution fee was accrued for Class B shares at the annual rate of 0.22%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4, $50,077 and $1,130, respectively and received $37,074 in front- end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2008 aggregated $35,233,534 and $55,662,453, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,961. At June 30, 2008, the Fund had an accrued pension liability of $59,212 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures, municipal bond index futures and interest rate swap futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                  FOR THE YEAR
                                                MONTHS ENDED                    ENDED
                                               JUNE 30, 2008              DECEMBER 31, 2007
                                         -------------------------   ---------------------------
                                           SHARES        AMOUNT         SHARES         AMOUNT
                                         ----------   ------------   -----------   -------------
                                                (unaudited)
Class A Shares
Sold...................................     261,543   $  3,058,383       361,602   $   4,341,159
Conversion to Class B..................       --            --       (21,312,264)   (257,677,039)
Reinvestment of dividends and
  distributions .......................      41,878        484,942       212,821       2,567,682
Redeemed...............................    (152,961)    (1,784,074)   (1,796,927)    (21,656,577)
                                         ----------   ------------   -----------   -------------
Net increase (decrease) -- Class A.....     150,460      1,759,251   (22,534,768)   (272,424,775)
                                         ----------   ------------   -----------   -------------
Class B Shares
Sold...................................     202,974      2,401,534       334,223       4,022,842
Conversion from Class A................       --            --        21,172,173     257,677,039
Reinvestment of dividends and
  distributions .......................     548,974      6,401,004       538,675       6,447,234
Redeemed...............................  (2,097,366)   (24,608,640)   (3,907,522)    (46,833,087)
                                         ----------   ------------   -----------   -------------
Net increase (decrease) -- Class B.....  (1,345,418)   (15,806,102)   18,137,549     221,314,028
                                         ----------   ------------   -----------   -------------
Class C Shares
Sold...................................      92,645      1,100,532       193,583       2,326,500
Reinvestment of dividends and
  distributions .......................      32,785        381,944        41,889         502,976
Redeemed...............................    (246,621)    (2,890,340)     (225,524)     (2,712,498)
                                         ----------   ------------   -----------   -------------
Net increase (decrease) -- Class C.....    (121,191)    (1,407,864)        9,948         116,978
                                         ----------   ------------   -----------   -------------
Class I Shares@
Sold...................................     109,343      1,298,717       278,435       3,333,721
Reinvestment of dividends and
  distributions .......................      82,742        961,390       115,275       1,380,112
Redeemed...............................    (346,125)    (4,072,790)     (684,615)     (8,220,649)
                                         ----------   ------------   -----------   -------------
Net decrease -- Class I................    (154,040)    (1,812,683)     (290,905)     (3,506,816)
                                         ----------   ------------   -----------   -------------
Net decrease in Fund...................  (1,470,189)  $(17,267,398)   (4,678,176)  $ (54,500,585)
                                         ==========   ============   ===========   =============




----------
  @ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

9. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                  FAIR VALUE MEASUREMENTS AT JUNE 30, 2008 USING
                                           ------------------------------------------------------------
                                                                           SIGNIFICANT      SIGNIFICANT
                                                QUOTED PRICES IN        OTHER OBSERVABLE   UNOBSERVABLE
                                                ACTIVE MARKET FOR            INPUTS           INPUTS
                                TOTAL      IDENTICAL ASSETS (LEVEL 1)       (LEVEL 2)        (LEVEL 3)
                                -----      --------------------------   ----------------   ------------
Investments in Securities   $407,296,646                --                $407,296,646           --
Other financial
  instruments*                  (896,410)           $(382,522)                (513,888)          --
                            ------------            ---------             ------------
Total                       $406,400,236            $(382,522)            $406,782,758           --
                            ============            =========             ============




----------

 * Other financial instruments include futures, forwards, and swap contracts.


10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2008 (UNAUDITED) continued

about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                         FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED       -----------------------------------------------------------------
                                         JUNE 30, 2008           2007          2006           2005           2004        2003
                                     ---------------------   -----------   ------------   ------------   -----------   -------
                                          (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of
period............................           $11.83             $12.16         $12.16         $12.46        $12.58      $12.68
                                            -------            -------        -------        -------       -------     -------

Income (loss) from investment
operations:
  Net investment income...........             0.24               0.50           0.49           0.52          0.54        0.55
  Net realized and unrealized gain
  (loss)...........................           (0.34)             (0.31)          0.06          (0.10)        (0.02)      (0.01)
                                             ------             ------          -----         ------        ------      ------

Total income (loss) from investment
operations........................            (0.10)              0.19           0.55           0.42          0.52        0.54
                                             ------              -----          -----          -----         -----       -----

Less dividends and distributions
from:
  Net investment income...........            (0.24)             (0.49)         (0.49)         (0.51)        (0.53)      (0.55)
  Net realized gain...............            (0.01)             (0.03)         (0.06)         (0.21)        (0.11)      (0.09)
                                             ------             ------         ------         ------        ------      ------

Total dividends and distributions..           (0.25)             (0.52)         (0.55)         (0.72)        (0.64)      (0.64)
                                             ------             ------         ------         ------        ------      ------

Net asset value, end of period.....          $11.48             $11.83         $12.16         $12.16        $12.46      $12.58
                                             ======             ======         ======         ======        ======      ======

Total Return(1)....................           (0.88)%(5)          1.62%          4.64%          3.44%         4.26%       4.31%

Ratios To Average Net Assets(2) :

Total expenses (before expense
offset)...........................             0.86 %(3)(4)(6)    1.00%(3)       0.86%(3)       0.86%(3)      0.81%       0.78%

Total expenses (before expense
offset, exclusive of interest and
residual trust expenses)..........             0.86 %(4)(6)       0.84%          0.85%          0.86%         0.81%       0.78%

Net investment income..............            4.17 %(3)(4)(6)    4.12%(3)       4.06%(3)       4.11%(3)      4.29%       4.34%

Supplemental Data:
Net assets, end of period, in
thousands.........................          $25,639            $24,645       $299,414       $329,938       $19,203     $17,422

Portfolio turnover rate............               9 %(5)             5%             5%            23%           10%         11%



----------

(1) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                       EXPENSE      NET INVESTMENT
PERIOD ENDED:           RATIO        INCOME RATIO
-------------          -------      --------------
June 30, 2008            0.90%           4.13%
December 31, 2007        1.04            4.08
December 31, 2006        0.89            4.02
December 31, 2005        0.87            4.10



(4)  Does not reflect the effect of expense offset of $0.01%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued



                                        FOR THE SIX                          FOR THE YEAR ENDED DECEMBER 31,
                                       MONTHS ENDED        -------------------------------------------------------------------
                                       JUNE 30, 2008           2007          2006          2005          2004          2003
                                  ----------------------   -----------   -----------   -----------   -----------   -----------
                                        (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of
period.........................            $11.91              $12.24        $12.24        $12.52        $12.65        $12.75
                                         ---------             ------        ------        ------        ------        ------

Income (loss) from investment
operations:
  Net investment income........              0.25                0.50          0.52          0.54          0.54          0.55
  Net realized and unrealized
  gain (loss)...................            (0.35)              (0.30)         0.05         (0.08)        (0.02)        (0.02)
                                           ------              ------         -----        ------        ------        ------

Total income (loss) from
investment operations..........             (0.10)               0.20          0.57          0.46          0.52         0.53
                                           ------               -----         -----         -----         -----        ------

Less dividends and distributions
from:
  Net investment income........             (0.25)              (0.50)        (0.51)        (0.53)        (0.54)        (0.54)
  Net realized gain............             (0.01)              (0.03)        (0.06)        (0.21)        (0.11)        (0.09)
                                           ------              ------        ------        ------        ------        ------

Total dividends and
distributions..................             (0.26)              (0.53)        (0.57)        (0.74)        (0.65)        (0.63)
                                           ------              ------        ------        ------        ------        ------

Net asset value, end of period..           $11.55              $11.91        $12.24        $12.24        $12.52        $12.65
                                           ======              ======        ======        ======        ======        ======

Total Return(1).................            (0.89)%(6)           1.65%         4.81%         3.74%         4.22%         4.27%

Ratios To Average Net Assets(2):

Total expenses (before expense
offset)........................              0.83 %(4)(5)(7)     0.97%(4)      0.69%(4)      0.68%(4)      0.78%(3)      0.83%(3)

Total expenses (before expense
offset, exclusive of interest
and residual trust expenses)...              0.83 %(5)(7)        0.81%         0.68%         0.68%         0.78%(3)      0.83%(3)

Net investment income...........             4.20 %(4)(5)(7)     4.15%(4)      4.23%(4)      4.29%(4)      4.32%(3)      4.29%(3)

Supplemental Data:
Net assets, end of period, in
thousands......................          $318,709            $344,606      $132,162      $159,221      $526,026      $599,737

Portfolio turnover rate.........                9 %(6)              5%            5%           23%           10%           11%



----------

(1) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Fund had borne all of its expenses that were reimbursed by the Distributor, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                       EXPENSE      NET INVESTMENT
PERIOD ENDED            RATIO        INCOME RATIO
------------           -------      --------------
December 31, 2004        1.03%           4.07%
December 31, 2003        1.35            3.77



(4) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                       EXPENSE      NET INVESTMENT
PERIOD ENDED:           RATIO        INCOME RATIO
-------------          -------      --------------
June 30, 2008            0.87%           4.16%
December 31, 2007        1.01            4.11
December 31, 2006        0.72            4.19
December 31, 2005        0.69            4.28



(5)  Does not reflect the effect of expense offset of $0.01%.
(6)  Not annualized.
(7)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued



                                             FOR THE SIX                      FOR THE YEAR ENDED DECEMBER 31,
                                            MONTHS ENDED        -----------------------------------------------------------
                                            JUNE 30, 2008           2007          2006          2005        2004      2003
                                       ----------------------   -----------   -----------   -----------   -------   -------
                                             (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of
period..............................            $11.90             $12.23        $12.23        $12.52      $12.65    $12.74
                                                ------             ------        ------        ------      ------    ------

Income (loss) from investment
operations:
  Net investment income.............              0.21               0.44          0.43          0.45        0.47      0.48
  Net realized and unrealized gain
  (loss).............................            (0.34)             (0.30)         0.06         (0.08)      (0.02)     0.00
                                                ------             ------         -----        ------      ------     -----

Total income (loss) from investment
operations..........................             (0.13)              0.14          0.49          0.37        0.45      0.48
                                                ------              -----         -----         -----       -----     -----

Less dividends and distributions
from:
  Net investment income.............             (0.21)             (0.44)        (0.43)        (0.45)      (0.47)    (0.48)
  Net realized gain.................             (0.01)             (0.03)        (0.06)        (0.21)      (0.11)    (0.09)
                                                ------             ------        ------        ------      ------    ------

Total dividends and distributions....            (0.22)             (0.47)        (0.49)        (0.66)      (0.58)    (0.57)
                                                ------             ------        ------        ------      ------    ------

Net asset value, end of period.......           $11.55             $11.90        $12.23        $12.23      $12.52    $12.65
                                                ======             ======        ======        ======      ======    ======

Total Return(1)......................            (1.10)%(5)          1.14%         4.12%         2.97%       3.61%     3.80%

Ratios To Average Net Assets(2):

Total expenses (before expense
offset).............................              1.36 %(3)(4)(6)    1.50%(3)      1.36%(3)      1.36%(3)    1.36%     1.35%

Total expenses (before expense
offset, exclusive of interest and
residual trust expenses)............              1.36 %(4)(6)       1.34%         1.35%         1.36%       1.36%     1.35%

Net investment income................             3.67 %(3)(4)(6)    3.62%(3)      3.56%(3)      3.61%(3)    3.74%     3.77%

Supplemental Data:
Net assets, end of period, in
thousands...........................           $20,727            $22,800       $23,320       $26,385     $27,519   $26,435

Portfolio turnover rate..............                9 %(5)             5%            5%           23%         10%       11%



----------

(1) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                       EXPENSE      NET INVESTMENT
PERIOD ENDED:           RATIO        INCOME RATIO
-------------          -------      --------------
June 30, 2008            1.40%           3.63%
December 31, 2007        1.54            3.58
December 31, 2006        1.39            3.52
December 31, 2005        1.37            3.60



(4)  Does not reflect the effect of expense offset of $0.01%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued



                                                    FOR THE SIX                      FOR THE YEAR ENDED DECEMBER 31,
                                                    MONTHS ENDED       -----------------------------------------------------------
                                                   JUNE 30, 2008           2007          2006          2005        2004      2003
                                               ---------------------   -----------   -----------   -----------   -------   -------
                                                    (unaudited)

Class I Shares @@
Selected Per Share Data:

Net asset value, beginning of period.........          $11.86             $12.20        $12.20        $12.49      $12.61    $12.71
                                                       ------             ------        ------        ------      ------    ------

Income (loss) from investment operations:
  Net investment income.....................             0.26               0.53          0.53          0.54        0.56      0.57
  Net realized and unrealized gain (loss)...            (0.34)             (0.32)         0.05         (0.08)      (0.01)    (0.01)
                                                       ------             ------         -----        ------      ------    ------

Total income (loss) from investment
operations..................................            (0.08)              0.21          0.58          0.46        0.55      0.56
                                                       ------              -----         -----         -----       -----     -----

Less dividends and distributions from:
  Net investment income.....................            (0.26)             (0.52)        (0.52)        (0.54)      (0.56)    (0.57)
  Net realized gain.........................            (0.01)             (0.03)        (0.06)        (0.21)      (0.11)    (0.09)
                                                       ------             ------        ------        ------      ------    ------

Total dividends and distributions............           (0.27)             (0.55)        (0.58)        (0.75)      (0.67)    (0.66)
                                                       ------             ------        ------        ------      ------    ------

Net asset value, end of period...............          $11.51             $11.86        $12.20        $12.20      $12.49    $12.61
                                                       ======             ======        ======        ======      ======    ======

Total Return(1)..............................           (0.75)%(5)          1.80%         4.90%         3.74%       4.48%     4.50%

Ratios To Average Net Assets(2):

Total expenses (before expense offset).......            0.61 %(3)(4)(6)    0.76%(3)      0.61%(3)      0.61%(3)    0.61%     0.60%

Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................             0.61 %(4)(6)       0.60%         0.60%         0.61%       0.61%     0.60%

Net investment income........................            4.42 %(3)(4)(6)    4.36%(3)      4.31%(3)      4.36%(3)    4.49%     4.52%

Supplemental Data:
Net assets, end of period, in thousands......         $45,794            $49,024       $53,954       $53,857     $58,399   $66,143

Portfolio turnover rate......................               9 %(5)             5%            5%           23%         10%       11%



----------

 @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1) Calculated based on the net asset value as of the last business day of the period.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:



                       EXPENSE      NET INVESTMENT
PERIOD ENDED:           RATIO        INCOME RATIO
-------------          -------      --------------
June 30, 2008            0.65%           4.38%
December 31, 2007        0.80            4.32
December 31, 2006        0.64            4.27
December 31, 2005        0.62            4.35



(4)  Does not reflect the effect of expense offset of $0.01%.
(5)  Not annualized.
(6)  Annualized.




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                           [MORGAN STANLEY LOGO]

INVESTMENT MANAGEMENT
Morgan Stanley
California Tax-Free
Income Fund


CLFSAN
IU08-04315P-Y06/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008


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